Other Investments - current (Tables)	12 Months Ended
Mar. 31, 2022
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Summary of Other Investments current

	As at March 31,
	2022		2022		2021

	(In millions)
(a) Investments - measured at Fair value through profit and loss
Mutual funds	US$	758.9	Rs.	57,526.2	Rs.	29,723.4
Convertible debentures		6.8		515.0		—

Total	US$	765.7	Rs.	58,041.2	Rs.	29,723.4

(b) Investments - measured at amortized cost Quoted:
Investment in Government Securities	US$	90.5		Rs.6,856.2	Rs.	—
Unquoted:
Mutual funds		2,140.0		162,194.8		160,788.4

Total	US$	2,230.5	Rs.	169,051.0	Rs.	160,788.4

Total (a+b)	US$	2,996.2	Rs.	227,092.2	Rs.	190,511.8